Description Of The Business And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Description Of The Business And Summary Of Significant Accounting Policies [Abstract]
Assignment Of Goodwill To Operating Segments

Deepwater	$143.6
Midwater*	--
Jackup	192.6
Total	$336.2

*	Prior to the Merger Date, our rig fleet did not consist of midwater rigs. Therefore, no pre-existing goodwill was reassigned to the Midwater reporting unit as of December 31, 2010.

Reconciliation Of Net Income Attributable To Basic And Diluted EPS

	2010	2009	2008

Net income attributable to Ensco	579.5	$779.4	$1,150.8
Net income allocated to non-vested share awards	(7.4)	(9.7)	(12.6)
Net income attributable to Ensco shares	572.1	$769.7	$1,138.2

Reconciliation Of Weighted-Average Shares Used In Basic And Diluted EPS

	2010	2009	2008

Weighted-average shares - basic	141.0	140.4	141.6
Potentially dilutive share options	.0	.1	.3
Weighted-average shares - diluted	141.0	140.5	141.9

Income From Continuing Operations Attributable To Ensco
	2010	2009	2008

Income from continuing operations	$548.5	$755.2	$1,053.3
Income from continuing operations attributable to noncontrolling interests	(6.2)	(4.2)	(5.1)
Income from continuing operations attributable to Ensco	$542.3	$751.0	$1,048.2

Income From Discontinued Operations, Net, Attributable To Ensco
	2010	2009	2008

Income from discontinued operations	$37.4	$29.3	$103.4
Income from discontinued operations attributable to noncontrolling interests	(.2)	(.9)	(.8)
Income from discontinued operations attributable to Ensco	$37.2	$28.4	$102.6